CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income loss, net [Member] [1]	Capital fund related to non-controlling interest [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2016		$ 371		$ 146,536		$ 331,326	$ (1,150)		$ (39,430)	$ 437,653
Balance, shares at Dec. 31, 2016		34,321,573
Other comprehensive income (loss)							1,833			1,833
Net income						26,202				26,202
Equity-based compensation expense related to employees	[2]			5,344						5,344
Adjustment to redemption value of the non-controlling interest						(1,137)				(1,137)
Cashless exercise of options and RSUs			[3]		[3]
Cashless exercise of options and RSUs, shares		17,387
Balance at Dec. 31, 2017		$ 371		151,880		356,391	683		(39,430)	469,895
Balance, shares at Dec. 31, 2017		34,338,960
Other comprehensive income (loss)							(3,860)			(3,860)
Net income						24,405				24,405
Equity-based compensation expense related to employees	[2]			1,713						1,713
Adjustment to redemption value of the non-controlling interest						203				203
Capital fund related to non-controlling interest								(5,587)		(5,587)
Dividend paid						(20,268)				(20,268)
Cashless exercise of options and RSUs			[3]		[3]
Cashless exercise of options and RSUs, shares		24,251
Balance at Dec. 31, 2018		$ 371		153,593		360,731	(3,177)	(5,587)	(39,430)	$ 466,501
Balance, shares at Dec. 31, 2018		34,363,211								34,363,211
Other comprehensive income (loss)							(111)			$ (111)
Net income						12,862				12,862
Equity-based compensation expense related to employees	[2]			3,632						3,632
Dividend paid						(5,160)				(5,160)
Cashless exercise of options and RSUs			[3]		[3]
Cashless exercise of options and RSUs, shares		34,565
Balance at Dec. 31, 2019		$ 371		$ 157,225		$ 368,433	$ (3,288)	$ (5,587)	$ (39,430)	$ 477,724
Balance, shares at Dec. 31, 2019		34,397,776								34,397,776

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.
[2]	See also Note 12.
[3]	Less than $1.